Operating Segment Information - Summary of Segment adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ 431	€ 377	€ 343
Metal price lag	22	4	(34)
Start-up and development costs	(17)	(25)	(21)
Manufacturing system and process transformation costs	(2)	(5)	(11)
Wise integration and acquisition costs		(2)	(14)
Wise one-time costs		(20)	(38)
Wise purchase price adjustment		20
Share based compensation costs	(8)	(6)	(7)
Gains / (Losses) on pension plan amendments	20		(5)
Depreciation and amortization	(171)	(155)	(140)
Impairment			(457)
Restructuring costs	(4)	(5)	(8)
Unrealized gains on derivatives	57	71	(20)
Unrealized exchange (losses) /gains from the remeasurement of monetary assets and liabilities - net	(4)	3	(3)
Losses on disposals	(3)	(10)	(5)
Other		(1)	(6)
Income / (loss) from operations	321	246	(426)
Finance costs - net	(243)	(167)	(155)
Share of loss of joint-ventures	(29)	(14)	(3)
Income / (Loss) before income tax	49	65	(584)
Income tax (expense) / benefit	(80)	(69)	32
Net loss	(31)	(4)	(552)
P&ARP [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	202	201	183
A&T [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	133	103	103
Holdings & Corporate [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	(23)	(29)	(23)
AS&I [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	119	€ 102	€ 80
Start-up and development costs	€ (16)